WARRANTS (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Warrants	125,034	288,517
Warrant One [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Warrants	15,658	15,658
Class Of Warrant Or Right Expiry Date	Mar. 31, 2023	Mar. 31, 2023
Warrant exercise price	$ 90.00	$ 90.00
Warrant Two [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Warrants	2,667	84,562
Class Of Warrant Or Right Expiry Date	Jun. 27, 2020	Apr. 21, 2019
Warrant exercise price	$ 37.50	$ 38.91
Warrant Three [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Warrants	64,025	39,922
Class Of Warrant Or Right Expiry Date	Aug. 14, 2022	May 27, 2019
Warrant exercise price	$ 9.375	$ 38.91
Warrant Four [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Warrants	42,684	38,998
Class Of Warrant Or Right Expiry Date	Mar. 31, 2022	Jun. 30, 2019
Warrant exercise price	$ 9.375	$ 38.91
Warrant Five [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 37.50
Class of Warrant or Right, Number of Warrants		2,667
Class Of Warrant Or Right Expiry Date		Jun. 27, 2020
Warrant exercise price		$ 37.50
Warrant Six [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 9.375
Class of Warrant or Right, Number of Warrants		64,025
Class Of Warrant Or Right Expiry Date		Aug. 14, 2022
Warrant Seven [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 9.375
Class of Warrant or Right, Number of Warrants		42,684
Class Of Warrant Or Right Expiry Date		Mar. 31, 2022